Note 19 Reconciliation of taxation at the Spanish corporation tax rate to the tax expense recorded for the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Tax effect of foreign tax rates reconciliation [Line Items]
Profit (loss) before tax		€ 16,227	€ 15,405	[1]	€ 12,419	[1]
Tax expense (income)		5,100	4,830		4,003
Amount of reconciliation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Profit (loss) before tax		16,227	15,405		12,419
Profit (loss) before tax from continuing operations		16,227	15,405		12,419
Profit (loss) before tax from discountinued operations		0	0		0
Tax expense (income) at applicable tax rate		€ 4,868	€ 4,622		€ 3,726
Tax rate effect of foreign tax rates	[2]	181.00%	193.00%		2.00%
Revenues with lower tax rate		€ (37)	€ (44)		€ (26)
Equity accounted earnings		(19)	(14)		(8)
Other effects of reconciliation of taxation	[3]	107	73		309
Tax expense (income)		5,100	4,830		4,003
Tax expense (income) relating to profit or loss from ordinary activities of continuing operations	[4]	5,100	4,830		4,003
Tax expense (income) relating to profit or loss from discontinuing operations		€ 0	€ 0		€ 0
MEXICO | Amount of reconciliation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Tax rate effect of foreign tax rates	[2]	(135.00%)	(180.00%)		(194.00%)
MEXICO | Effective tax percentage on reconcilation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Tax rate effect of foreign tax rates	[2]	28.00%	28.00%		27.00%
CHILE | Amount of reconciliation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Tax rate effect of foreign tax rates	[2]	(1.00%)	(2.00%)		(4.00%)
CHILE | Effective tax percentage on reconcilation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Tax rate effect of foreign tax rates	[2]	29.00%	23.00%		11.00%
COLOMBIA | Amount of reconciliation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Tax rate effect of foreign tax rates	[2]	18.00%	(1.00%)		(25.00%)
COLOMBIA | Effective tax percentage on reconcilation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Tax rate effect of foreign tax rates	[2]	38.00%	29.00%		14.00%
PERU | Amount of reconciliation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Tax rate effect of foreign tax rates	[2]	(22.00%)	(44.00%)		(55.00%)
PERU | Effective tax percentage on reconcilation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Tax rate effect of foreign tax rates	[2]	27.00%	23.00%		20.00%
TURKEY | Amount of reconciliation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Tax rate effect of foreign tax rates	[2]	351.00%	498.00%		314.00%
TURKEY | Effective tax percentage on reconcilation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Tax rate effect of foreign tax rates	[2]	51.00%	62.00%		57.00%
UNITED STATES | Amount of reconciliation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Tax rate effect of foreign tax rates	[2]	(50.00%)	(14.00%)		5.00%
UNITED STATES | Effective tax percentage on reconcilation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Tax rate effect of foreign tax rates	[2]	21.00%	26.00%		33.00%
Other Countries [Member] | Amount of reconciliation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Tax rate effect of foreign tax rates	[2]	20.00%	(64.00%)		(39.00%)

[1]
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for the years 2024 and 2023 have been revised, which has not affected the consolidated financial information of the Group.

[2]	(1) Calculated by applying the difference between the tax rate in force in Spain and the one applied to the Group’s earnings in each jurisdiction. (
[3]
(2) With regard to the 2025 financial year, it includes the net impact of several tax effects comprising, among others, (i) the recording of the impact of IMIC for 2025, as indicated in Note 19.6 below, (ii) the recognition of certain deferred tax assets corresponding to the Group in Spain that were not previously registered in the financial statements, as referred to in Note 19.5 below, (iii) the positive effect of the result of the closure of the inspection process of the Group in Spain for the financial years 2017 to 2020, and the consequent reassessment of the needs for covering tax risks, as indicated in Note 19.2 above, and (iv) the effects of the limitation of the tax exemption on intragroup dividends and the withholding taxes associated with them.
On the other hand, regarding 2024, it shows the net impact of several tax effects that include, among others, (i) the accounting record of the impact associated with the declaration of unconstitutionality of certain measures relating to the Spanish Corporate Income Tax introduced by Royal Decree-Law 3/2016, as well as the impact of some of the measures introduced by Law 7/2024 on Corporate Income Tax that, in particular, are aimed at reinstating the measures declared unconstitutional, (ii) the non-deductibility of the temporary taxation of credit institutions recorded for accounting purposes in the year 2024 (see Note 19.6), and (iii) the effects of the limitation of the exemption on intra-group dividends and the withholding taxes associated with them.

[4]
(1) In 2025, 4,598 million and 502 million corresponded to current tax expenses and deferred tax expenses, respectively. In 2024, €3,970 million and €860 million corresponded to current tax expenses and deferred tax expenses, respectively.